Reconciliation of Numerators and Denominators of Basic and Diluted Per Unit Computations for Net Income Loss (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income (loss) allocated to units	$ 237,086	$ 237,109	$ 230,884	$ (209,573)	$ 438,439	$ (114,288)	$ (295,841)
Income allocated to unvested restricted units	(2,232)	(2,475)	(2,735)	(2,439)	(4,739)
Net income (loss) available to common unitholders, basic	$ 234,854	$ 234,634	$ 228,149	$ (212,012)	$ 433,700	$ (114,288)	$ (295,841)
Weighted average units outstanding
Basic net income (loss) per unit (in units)	197,507	175,035	195,382	169,104	172,004	142,535	119,307
Dilutive effect of unit equivalents (in units)	653	762	657		725
Diluted net income (loss) per unit (in units)	198,160	175,797	196,039	169,104	172,729	142,535	119,307
Earnings per share reconciliation
Basic income (loss) per unit (in usd per unit)	$ 1.19	$ 1.34	$ 1.17	$ (1.25)	$ 2.52	$ (0.80)	$ (2.48)
Dilutive effect of unit equivalents		$ (0.01)	$ (0.01)		$ (0.01)
Diluted income (loss) per unit (in usd per unit)	$ 1.19	$ 1.33	$ 1.16	$ (1.25)	$ 2.51	$ (0.80)	$ (2.48)